Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Interest income from loans and deposits	$ 1,887	$ 1,661	$ 1,613	$ 3,548	$ 3,198
Interest income from securities financing transactions	209	118	126	327	261
Interest income from other financial instruments measured at amortized cost	118	72	68	191	141
Interest income from debt instruments measured at fair value through other comprehensive income	6	41	16	47	51
Interest income from derivative instruments designated as cash flow hedges	160	253	284	413	553
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,381	2,145	2,107	4,526	4,205
Interest expense on loans and deposits	618	429	415	1,046	854
Interest expense on securities financing transactions	288	224	293	512	551
Interest expense on debt issued	176	135	126	311	263
Interest expense on lease liabilities	21	22	25	43	51
Total interest expense from financial instruments measured at amortized cost	1,103	809	860	1,912	1,719
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,278	1,336	1,247	2,614	2,486
Net interest income from financial instruments measured at fair value through profit or loss	356	410	359	766	710
Total net interest income	$ 1,634	$ 1,746	$ 1,607	$ 3,380	$ 3,196